Fair Value Measurement - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023
Fair Value Measurements
Borrowings recorded at fair value	$ 1,500,000		$ 2,234,300
2022 Working Capital Loan
Fair Value Measurements
Borrowings recorded at fair value	1,500,000
Warrant | Level 1
Fair Value Measurements
Amount of transfer out of level 3	$ 14,000,000
Warrant | Level 2
Fair Value Measurements
Amount of transfer out of level 3		$ 8,000,000